Fair Value Measurements - Schedule of Determine the Fair Value (Details)	Dec. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Mar. 15, 2024
Expected term [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.9	4.9		5.7
Expected term [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				5.7
Expected term [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		5.6	5.6
Expected term [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		5.6	5.6
Stock price [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	7.09	35		87
Stock price [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				87
Stock price [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		35	16
Stock price [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		35	16
Risk free rate [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.6	4.4		4.2
Risk free rate [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				4.2
Risk free rate [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		4.4	3.7
Risk free rate [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		4.4	3.7
Expected volatility [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	165	102.5		82.5
Expected volatility [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				82.5
Expected volatility [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		102.5	105
Expected volatility [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		102.5	105
Expected dividend rate [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	0	0		0
Expected dividend rate [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				0
Expected dividend rate [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		0	0
Expected dividend rate [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		0	0
Exercise Price [Member] | Series A Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.1	16.37		37.5
Exercise Price [Member] | Series B Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input				0.01
Exercise Price [Member] | Series C Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		16.37	16.37
Exercise Price [Member] | Series D Warrants [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input		0.005	0.005